Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000019317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	32.94%		10.67%		11.70%
C000038781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	38.55%		11.05%		11.68%
C000019316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	39.87%		12.08%		12.50%
C000019315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	29.95%		11.30%		10.25%
C000019340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	24.08%		8.82%		9.15%
C000019484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	31.43%		10.94%		9.39%
C000019343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000210674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	21.72%		9.90%		7.98%
C000076718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.20%		11.41%		8.72%
C000019618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019615
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000210675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000069149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000111521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000111522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000199318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	16.29%		4.83%		4.81%
C000145311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	18.03%		5.69%		5.50%
C000145314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	19.64%		6.53%		6.16%
C000145317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	22.35%		7.29%		6.74%
C000145320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	24.26%		8.10%		7.35%
C000145323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	26.74%		8.95%		7.91%
C000145326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.59%		9.66%		8.33%
C000145329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	30.00%		10.09%		8.66%
C000145332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	29.91%		10.17%		8.74%
C000145305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	29.91%		10.30%		8.85%
C000145308
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	29.91%		10.41%	9.37%
C000193007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000193008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000241172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	30.44%	18.86%
C000241174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000241173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.97%		3.73%		3.69%
C000145302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	12.01%		2.58%		3.08%
C000019783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.54%		3.54%		3.63%
C000019782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	23.65%		2.82%		6.10%
C000038802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	28.76%		3.15%		6.03%
C000019791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	30.00%		4.12%		6.83%
C000019790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	18.09%		5.71%		5.75%
C000038770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.04%		6.10%		5.70%
C000039365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	24.20%		7.10%		6.51%
C000038771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000039361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000039364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	13.30%		3.51%		4.11%
C000038720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.94%		3.89%		4.07%
C000039341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	19.13%		4.86%		4.87%
C000038721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000039337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000039340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	22.02%		7.61%		7.18%
C000038724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.12%		7.98%		7.14%
C000039344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.32%		9.00%		7.96%
C000038725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000039346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000039343
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	12.20%		2.22%		3.16%
C000038728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.67%		2.20%		2.92%
C000039353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.78%		3.15%		3.70%
C000038729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000039349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000039352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	24.66%		9.15%		8.03%
C000038732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	29.84%		9.51%		7.97%
C000039359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	31.10%		10.56%		8.80%
C000038733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000039356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000039355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000039357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000039358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000038764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.82%		1.29%		1.63%
C000038766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.17%		0.80%		1.13%
C000090493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	6.32%		1.78%		1.86%
C000038767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000090494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000090496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000090497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000090498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	20.71%		7.33%		7.53%
C000019808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	26.94%		8.72%		8.31%
C000019807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	33.83%		8.74%		9.58%
C000019630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	28.50%		8.74%		8.52%
C000019719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000175485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000076717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	24.67%		9.86%		7.60%
C000019589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000149259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000038734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.39%		(0.09%)		1.81%
C000038736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.70%		(0.18%)		1.54%
C000158782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000019317
Average Annual Return [Line Items]
Average Annual Return, Percent	40.69%		11.92%		12.33%
Without Sales Load [Member] | C000038781
Average Annual Return [Line Items]
Average Annual Return, Percent	39.55%		11.05%		11.68%
Without Sales Load [Member] | C000019316
Average Annual Return [Line Items]
Average Annual Return, Percent	40.87%		12.08%		12.50%
Without Sales Load [Member] | C000019315
Average Annual Return [Line Items]
Average Annual Return, Percent	41.00%		12.21%		12.65%
Without Sales Load [Member] | C000019310
Average Annual Return [Line Items]
Average Annual Return, Percent	39.90%		11.33%		11.76%
Without Sales Load [Member] | C000019312
Average Annual Return [Line Items]
Average Annual Return, Percent	40.36%		11.68%		12.11%
Without Sales Load [Member] | C000019314
Average Annual Return [Line Items]
Average Annual Return, Percent	40.59%		11.90%		12.32%
Without Sales Load [Member] | C000019313
Average Annual Return [Line Items]
Average Annual Return, Percent	40.75%		12.02%		12.46%
Without Sales Load [Member] | C000175482
Average Annual Return [Line Items]
Average Annual Return, Percent	41.11%		12.30%		12.61%
Without Sales Load [Member] | C000019341
Average Annual Return [Line Items]
Average Annual Return, Percent	30.95%		11.30%		10.25%
Without Sales Load [Member] | C000019340
Average Annual Return [Line Items]
Average Annual Return, Percent	31.23%		11.48%		10.48%
Without Sales Load [Member] | C000019339
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%		10.59%		9.61%
Without Sales Load [Member] | C000019336
Average Annual Return [Line Items]
Average Annual Return, Percent	30.61%		10.93%		9.93%
Without Sales Load [Member] | C000019338
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%		11.14%		10.15%
Without Sales Load [Member] | C000019337
Average Annual Return [Line Items]
Average Annual Return, Percent	30.91%		11.27%		10.28%
Without Sales Load [Member] | C000019485
Average Annual Return [Line Items]
Average Annual Return, Percent	25.08%		8.82%		9.15%
Without Sales Load [Member] | C000019484
Average Annual Return [Line Items]
Average Annual Return, Percent	25.26%		9.12%		9.50%
Without Sales Load [Member] | C000019479
Average Annual Return [Line Items]
Average Annual Return, Percent	24.12%		8.18%		8.54%
Without Sales Load [Member] | C000019481
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%		8.52%		8.89%
Without Sales Load [Member] | C000019483
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%		8.73%		9.09%
Without Sales Load [Member] | C000019482
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%		8.84%		9.22%
Without Sales Load [Member] | C000019348
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%		10.94%		9.39%
Without Sales Load [Member] | C000019343
Average Annual Return [Line Items]
Average Annual Return, Percent	32.61%		11.10%		9.60%
Without Sales Load [Member] | C000019342
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%		10.23%		8.72%
Without Sales Load [Member] | C000019345
Average Annual Return [Line Items]
Average Annual Return, Percent	31.92%		10.56%		9.05%
Without Sales Load [Member] | C000019347
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%		10.77%		9.26%
Without Sales Load [Member] | C000019346
Average Annual Return [Line Items]
Average Annual Return, Percent	32.42%		10.92%		9.39%
Without Sales Load [Member] | C000175483
Average Annual Return [Line Items]
Average Annual Return, Percent	32.67%		11.19%		9.53%
Without Sales Load [Member] | C000210674
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%		11.15%		8.59%
Without Sales Load [Member] | C000076718
Average Annual Return [Line Items]
Average Annual Return, Percent	29.20%		11.41%		8.72%
Without Sales Load [Member] | C000019618
Average Annual Return [Line Items]
Average Annual Return, Percent	29.40%		11.61%		8.98%
Without Sales Load [Member] | C000019617
Average Annual Return [Line Items]
Average Annual Return, Percent	28.32%		10.72%		8.09%
Without Sales Load [Member] | C000019614
Average Annual Return [Line Items]
Average Annual Return, Percent	28.68%		11.06%		8.43%
Without Sales Load [Member] | C000019616
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%		11.29%		8.64%
Without Sales Load [Member] | C000019615
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%		11.42%		8.76%
Without Sales Load [Member] | C000210675
Average Annual Return [Line Items]
Average Annual Return, Percent	29.39%		11.70%		9.04%
Without Sales Load [Member] | C000069149
Average Annual Return [Line Items]
Average Annual Return, Percent	18.27%		8.47%		5.09%
Without Sales Load [Member] | C000111521
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%		7.86%		4.51%
Without Sales Load [Member] | C000111522
Average Annual Return [Line Items]
Average Annual Return, Percent	17.86%		8.07%		4.70%
Without Sales Load [Member] | C000199318
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%		4.83%		4.81%
Without Sales Load [Member] | C000145311
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%		5.02%		5.03%
Without Sales Load [Member] | C000159887
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%		5.04%		5.05%
Without Sales Load [Member] | C000199319
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%		5.69%		5.50%
Without Sales Load [Member] | C000145314
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%		5.81%		5.70%
Without Sales Load [Member] | C000159888
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%		5.85%		5.72%
Without Sales Load [Member] | C000199320
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%		6.53%		6.16%
Without Sales Load [Member] | C000145317
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%		6.65%		6.34%
Without Sales Load [Member] | C000159889
Average Annual Return [Line Items]
Average Annual Return, Percent	20.83%		6.68%		6.37%
Without Sales Load [Member] | C000199321
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%		7.29%		6.74%
Without Sales Load [Member] | C000145320
Average Annual Return [Line Items]
Average Annual Return, Percent	23.54%		7.46%		6.96%
Without Sales Load [Member] | C000159890
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%		7.50%		6.98%
Without Sales Load [Member] | C000199322
Average Annual Return [Line Items]
Average Annual Return, Percent	25.26%		8.10%		7.35%
Without Sales Load [Member] | C000145323
Average Annual Return [Line Items]
Average Annual Return, Percent	25.44%		8.27%		7.57%
Without Sales Load [Member] | C000159891
Average Annual Return [Line Items]
Average Annual Return, Percent	25.43%		8.28%		7.60%
Without Sales Load [Member] | C000199323
Average Annual Return [Line Items]
Average Annual Return, Percent	27.74%		8.95%		7.91%
Without Sales Load [Member] | C000145326
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		9.13%		8.14%
Without Sales Load [Member] | C000159892
Average Annual Return [Line Items]
Average Annual Return, Percent	27.95%		9.16%		8.17%
Without Sales Load [Member] | C000199324
Average Annual Return [Line Items]
Average Annual Return, Percent	29.59%		9.66%		8.33%
Without Sales Load [Member] | C000145329
Average Annual Return [Line Items]
Average Annual Return, Percent	29.69%		9.84%		8.56%
Without Sales Load [Member] | C000159893
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%		9.87%		8.59%
Without Sales Load [Member] | C000199325
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.09%		8.66%
Without Sales Load [Member] | C000145332
Average Annual Return [Line Items]
Average Annual Return, Percent	31.24%		10.33%		8.90%
Without Sales Load [Member] | C000159894
Average Annual Return [Line Items]
Average Annual Return, Percent	31.17%		10.35%		8.91%
Without Sales Load [Member] | C000199316
Average Annual Return [Line Items]
Average Annual Return, Percent	30.91%		10.17%		8.74%
Without Sales Load [Member] | C000145305
Average Annual Return [Line Items]
Average Annual Return, Percent	31.21%		10.44%		9.00%
Without Sales Load [Member] | C000159885
Average Annual Return [Line Items]
Average Annual Return, Percent	31.25%		10.48%		9.03%
Without Sales Load [Member] | C000199317
Average Annual Return [Line Items]
Average Annual Return, Percent	30.91%		10.30%		8.85%
Without Sales Load [Member] | C000145308
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		10.58%		9.12%
Without Sales Load [Member] | C000159886
Average Annual Return [Line Items]
Average Annual Return, Percent	31.29%		10.61%		9.16%
Without Sales Load [Member] | C000199326
Average Annual Return [Line Items]
Average Annual Return, Percent	30.91%		10.41%	9.37%
Without Sales Load [Member] | C000193007
Average Annual Return [Line Items]
Average Annual Return, Percent	31.25%		10.72%	9.67%
Without Sales Load [Member] | C000193008
Average Annual Return [Line Items]
Average Annual Return, Percent	31.20%		10.74%	9.70%
Without Sales Load [Member] | C000241172
Average Annual Return [Line Items]
Average Annual Return, Percent	31.44%	18.86%
Without Sales Load [Member] | C000241174
Average Annual Return [Line Items]
Average Annual Return, Percent	31.53%	18.27%
Without Sales Load [Member] | C000241173
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%	18.33%
Without Sales Load [Member] | C000199315
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%		3.73%		3.69%
Without Sales Load [Member] | C000145302
Average Annual Return [Line Items]
Average Annual Return, Percent	17.08%		3.91%		3.91%
Without Sales Load [Member] | C000159884
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%		3.94%		3.93%
Without Sales Load [Member] | C000019784
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%		3.36%		3.48%
Without Sales Load [Member] | C000019783
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%		3.54%		3.63%
Without Sales Load [Member] | C000019782
Average Annual Return [Line Items]
Average Annual Return, Percent	16.76%		3.72%		3.85%
Without Sales Load [Member] | C000019776
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%		2.84%		2.95%
Without Sales Load [Member] | C000019779
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%		3.16%		3.28%
Without Sales Load [Member] | C000019781
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%		3.34%		3.46%
Without Sales Load [Member] | C000019780
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%		3.48%		3.59%
Without Sales Load [Member] | C000019792
Average Annual Return [Line Items]
Average Annual Return, Percent	30.84%		3.99%		6.70%
Without Sales Load [Member] | C000038802
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%		3.15%		6.03%
Without Sales Load [Member] | C000019791
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		4.12%		6.83%
Without Sales Load [Member] | C000019790
Average Annual Return [Line Items]
Average Annual Return, Percent	31.30%		4.35%		7.08%
Without Sales Load [Member] | C000019785
Average Annual Return [Line Items]
Average Annual Return, Percent	30.19%		3.51%		6.22%
Without Sales Load [Member] | C000019787
Average Annual Return [Line Items]
Average Annual Return, Percent	30.61%		3.83%		6.55%
Without Sales Load [Member] | C000019789
Average Annual Return [Line Items]
Average Annual Return, Percent	30.87%		4.03%		6.76%
Without Sales Load [Member] | C000019788
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		4.16%		6.89%
Without Sales Load [Member] | C000175486
Average Annual Return [Line Items]
Average Annual Return, Percent	31.33%		4.41%		7.02%
Without Sales Load [Member] | C000038768
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		6.92%		6.35%
Without Sales Load [Member] | C000038770
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%		6.10%		5.70%
Without Sales Load [Member] | C000039365
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%		7.10%		6.51%
Without Sales Load [Member] | C000038771
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%		7.26%		6.68%
Without Sales Load [Member] | C000039362
Average Annual Return [Line Items]
Average Annual Return, Percent	24.28%		6.36%		5.78%
Without Sales Load [Member] | C000039361
Average Annual Return [Line Items]
Average Annual Return, Percent	24.70%		6.66%		6.09%
Without Sales Load [Member] | C000039363
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%		6.86%		6.29%
Without Sales Load [Member] | C000039364
Average Annual Return [Line Items]
Average Annual Return, Percent	25.04%		6.99%		6.42%
Without Sales Load [Member] | C000038718
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%		4.69%		4.70%
Without Sales Load [Member] | C000038720
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%		3.89%		4.07%
Without Sales Load [Member] | C000039341
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%		4.86%		4.87%
Without Sales Load [Member] | C000038721
Average Annual Return [Line Items]
Average Annual Return, Percent	20.17%		4.99%		5.03%
Without Sales Load [Member] | C000039338
Average Annual Return [Line Items]
Average Annual Return, Percent	19.14%		4.11%		4.13%
Without Sales Load [Member] | C000039337
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%		4.42%		4.45%
Without Sales Load [Member] | C000039339
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%		4.63%		4.65%
Without Sales Load [Member] | C000039340
Average Annual Return [Line Items]
Average Annual Return, Percent	19.91%		4.74%		4.77%
Without Sales Load [Member] | C000038722
Average Annual Return [Line Items]
Average Annual Return, Percent	29.15%		8.83%		7.79%
Without Sales Load [Member] | C000038724
Average Annual Return [Line Items]
Average Annual Return, Percent	28.12%		7.98%		7.14%
Without Sales Load [Member] | C000039344
Average Annual Return [Line Items]
Average Annual Return, Percent	29.32%		9.00%		7.96%
Without Sales Load [Member] | C000038725
Average Annual Return [Line Items]
Average Annual Return, Percent	29.50%		9.16%		8.14%
Without Sales Load [Member] | C000039347
Average Annual Return [Line Items]
Average Annual Return, Percent	28.34%		8.21%		7.21%
Without Sales Load [Member] | C000039346
Average Annual Return [Line Items]
Average Annual Return, Percent	28.76%		8.56%		7.54%
Without Sales Load [Member] | C000039342
Average Annual Return [Line Items]
Average Annual Return, Percent	29.03%		8.76%		7.74%
Without Sales Load [Member] | C000039343
Average Annual Return [Line Items]
Average Annual Return, Percent	29.20%		8.89%		7.87%
Without Sales Load [Member] | C000038726
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%		3.00%		3.55%
Without Sales Load [Member] | C000038728
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%		2.20%		2.92%
Without Sales Load [Member] | C000039353
Average Annual Return [Line Items]
Average Annual Return, Percent	16.78%		3.15%		3.70%
Without Sales Load [Member] | C000038729
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%		3.28%		3.86%
Without Sales Load [Member] | C000039350
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		2.42%		2.97%
Without Sales Load [Member] | C000039349
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%		2.74%		3.29%
Without Sales Load [Member] | C000039351
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%		2.93%		3.49%
Without Sales Load [Member] | C000039352
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%		3.06%		3.62%
Without Sales Load [Member] | C000038730
Average Annual Return [Line Items]
Average Annual Return, Percent	31.89%		10.39%		8.64%
Without Sales Load [Member] | C000038732
Average Annual Return [Line Items]
Average Annual Return, Percent	30.84%		9.51%		7.97%
Without Sales Load [Member] | C000039359
Average Annual Return [Line Items]
Average Annual Return, Percent	32.10%		10.56%		8.80%
Without Sales Load [Member] | C000038733
Average Annual Return [Line Items]
Average Annual Return, Percent	32.27%		10.74%		9.00%
Without Sales Load [Member] | C000039356
Average Annual Return [Line Items]
Average Annual Return, Percent	31.14%		9.73%		8.03%
Without Sales Load [Member] | C000039355
Average Annual Return [Line Items]
Average Annual Return, Percent	31.55%		10.12%		8.39%
Without Sales Load [Member] | C000039357
Average Annual Return [Line Items]
Average Annual Return, Percent	31.77%		10.34%		8.60%
Without Sales Load [Member] | C000039358
Average Annual Return [Line Items]
Average Annual Return, Percent	31.92%		10.47%		8.73%
Without Sales Load [Member] | C000038764
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%		1.74%		1.86%
Without Sales Load [Member] | C000038766
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%		0.80%		1.13%
Without Sales Load [Member] | C000090493
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%		1.78%		1.86%
Without Sales Load [Member] | C000038767
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%		1.97%		2.09%
Without Sales Load [Member] | C000090494
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%		1.10%		1.22%
Without Sales Load [Member] | C000090496
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%		1.43%		1.54%
Without Sales Load [Member] | C000090497
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%		1.62%		1.73%
Without Sales Load [Member] | C000090498
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%		1.73%		1.85%
Without Sales Load [Member] | C000019809
Average Annual Return [Line Items]
Average Annual Return, Percent	27.75%		8.55%		8.14%
Without Sales Load [Member] | C000019808
Average Annual Return [Line Items]
Average Annual Return, Percent	27.94%		8.72%		8.31%
Without Sales Load [Member] | C000019807
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%		8.88%		8.52%
Without Sales Load [Member] | C000019802
Average Annual Return [Line Items]
Average Annual Return, Percent	27.08%		8.04%		7.66%
Without Sales Load [Member] | C000019804
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%		8.38%		8.00%
Without Sales Load [Member] | C000019806
Average Annual Return [Line Items]
Average Annual Return, Percent	27.72%		8.59%		8.20%
Without Sales Load [Member] | C000019805
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%		8.71%		8.33%
Without Sales Load [Member] | C000175487
Average Annual Return [Line Items]
Average Annual Return, Percent	28.23%		8.98%		8.47%
Without Sales Load [Member] | C000019631
Average Annual Return [Line Items]
Average Annual Return, Percent	34.83%		8.74%		9.58%
Without Sales Load [Member] | C000019630
Average Annual Return [Line Items]
Average Annual Return, Percent	35.08%		8.93%		9.86%
Without Sales Load [Member] | C000019625
Average Annual Return [Line Items]
Average Annual Return, Percent	33.96%		8.08%		8.98%
Without Sales Load [Member] | C000019627
Average Annual Return [Line Items]
Average Annual Return, Percent	34.46%		8.43%		9.32%
Without Sales Load [Member] | C000019629
Average Annual Return [Line Items]
Average Annual Return, Percent	34.76%		8.64%		9.53%
Without Sales Load [Member] | C000019628
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%		8.76%		9.65%
Without Sales Load [Member] | C000149260
Average Annual Return [Line Items]
Average Annual Return, Percent	35.13%		9.05%		9.91%
Without Sales Load [Member] | C000019720
Average Annual Return [Line Items]
Average Annual Return, Percent	29.50%		8.74%		8.52%
Without Sales Load [Member] | C000019719
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%		8.95%		8.75%
Without Sales Load [Member] | C000019714
Average Annual Return [Line Items]
Average Annual Return, Percent	28.68%		8.06%		7.86%
Without Sales Load [Member] | C000019716
Average Annual Return [Line Items]
Average Annual Return, Percent	29.09%		8.39%		8.20%
Without Sales Load [Member] | C000019718
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%		8.59%		8.40%
Without Sales Load [Member] | C000019717
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%		8.72%		8.53%
Without Sales Load [Member] | C000175485
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%		9.00%		8.67%
Without Sales Load [Member] | C000076717
Average Annual Return [Line Items]
Average Annual Return, Percent	25.67%		9.86%		7.60%
Without Sales Load [Member] | C000019589
Average Annual Return [Line Items]
Average Annual Return, Percent	25.89%		10.23%		8.02%
Without Sales Load [Member] | C000019588
Average Annual Return [Line Items]
Average Annual Return, Percent	24.88%		9.31%		7.10%
Without Sales Load [Member] | C000019585
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%		9.64%		7.44%
Without Sales Load [Member] | C000019587
Average Annual Return [Line Items]
Average Annual Return, Percent	25.47%		9.87%		7.64%
Without Sales Load [Member] | C000019586
Average Annual Return [Line Items]
Average Annual Return, Percent	25.69%		10.00%		7.78%
Without Sales Load [Member] | C000149259
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%		10.27%		8.04%
Without Sales Load [Member] | C000038734
Average Annual Return [Line Items]
Average Annual Return, Percent	9.54%		0.68%		2.20%
Without Sales Load [Member] | C000038736
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%		(0.18%)		1.54%
Without Sales Load [Member] | C000158782
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%		0.94%		2.45%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	22.97%		6.24%		5.27%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	22.97%		6.24%		5.27%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	22.97%		6.24%		5.27%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%	14.00%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%	25.20%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index TR
Average Annual Return, Percent	37.54%		14.90%		12.71%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%		14.60%		12.44%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%		2.30%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%		2.30%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%		2.30%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	35.39%		10.94%		9.80%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_Russell Mid Cap Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Growth Index
Average Annual Return, Percent	38.67%		11.46%		11.19%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_S&P MidCap 400 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	32.99%		11.37%		9.86%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Value Index
Average Annual Return, Percent	34.03%		9.93%		8.43%
Index_MSCI EAFE Value NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index NTR
Average Annual Return, Percent	22.75%		6.47%		4.28%
Index_MSCI EAFE Value NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index NTR
Average Annual Return, Percent	22.75%		6.47%		4.28%
Index_MSCI EAFE Value NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index NTR
Average Annual Return, Percent	22.75%		6.47%		4.28%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%		5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%		5.15%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	17.62%		5.07%		5.15%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%		5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%		5.54%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	19.00%		5.44%		5.54%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%		6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%		6.15%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	19.78%		6.22%		6.15%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%		6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%		6.86%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	22.37%		7.24%		6.86%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%		7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%		7.59%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	24.97%		8.31%		7.59%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%		8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%		8.15%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	27.29%		9.20%		8.15%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%		8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%		8.50%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	28.69%		9.73%		8.50%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%		8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%		8.72%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	29.63%		10.04%		8.72%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%		8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%		8.79%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	29.69%		10.10%		8.79%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%		8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%		8.85%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	29.84%		10.14%		8.85%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%		10.25%	9.51%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	30.23%	17.58%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	16.54%		4.05%		4.19%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent	34.09%		4.09%		6.72%
Index_MSCI US REIT GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	36.47%		4.56%		6.43%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_BBgBarc Credit 1-3 Yr TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Credit 1-3 Year Index
Average Annual Return, Percent	7.32%		1.99%		2.06%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	34.07%		8.50%		7.94%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_Russell 2000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%		7.92%		8.15%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_S&P SmallCap 600 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	30.00%		9.20%		9.01%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%
Index_Russell 2000 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	31.77%		8.42%		7.33%